BUSINESS COMBINATIONS (Tables)	12 Months Ended
Jun. 30, 2020
Peak Logix LLC
Summary of Net Assets Acquired from Acquisition

The following table summarizes the net assets acquired from the acquisition (amounts in millions):

Cash	$3.0
Accounts Receivable	4.6
Inventory	0.4
Other assets	0.2
Property and equipment	0.2
Goodwill	6.1

Total Assets	$14.5

Accounts payable	(1.5)
Accrued expenses	(0.1)
Other current liabilities	(3.9)

Total Liabilities	$(5.5)

Net Assets Acquired	$9.0

Assets acquired net of cash	$6.0

Summary of Purchase Price Allocation	The following table summarizes the components of the purchase price at 6/12/2020:

Cash consideration paid	$5.7
Promissory Note	1.0
Earn-out liability	2.3

Total purchase price	$9.0

FlaglerCE Holdings LLC
Summary of Net Assets Acquired from Acquisition

The following table summarizes the net assets acquired from the acquisition (amounts in millions):

Cash	$0.4
Accounts Receivable	15.1
Inventory	37.5
Prepaid and other assets	0.5
Property and equipment	50.7
Intangible Assets	14.0
Goodwill	5.0

Total Assets	$123.2

Floor plan payable	(29.0)
Accounts payable	(14.0)
Accrued expenses	(4.1)
Other liabilities	(0.3)
Total Liabilities	$(47.4)

Net Assets Acquired	$75.8

Assets acquired net of cash	$75.4

Summary of Pro Forma Information

	6 Months ended June 30, 2020
	The Company	Flagler	Total
Total revenues	$372.6	$25.8	$398.4
Net (loss) income	$(21.1)	$(0.1)	$(21.2)

Liftech Equipment Companies, Inc.
Summary of Net Assets Acquired from Acquisition

The following table summarizes the net assets acquired from the acquisition (amounts in millions):

Accounts receivable	$4.4
Inventory	9.6
Other current & non-current assets	1.0
Property, plant, and equipment	5.9
Intangible Assets	0.7
Goodwill	2.0

Total Assets	$23.6

Floor plan payable	(3.5)
Accounts payable and accrued expenses	(1.6)
Other liabilities	(0.1)

Total Liabilities	$(5.2)

Net Assets Acquired	$18.4

Northland Industrial Truck Co., Inc
Summary of Net Assets Acquired from Acquisition

The following table summarizes the net assets acquired from the acquisition (amounts in millions):

Accounts receivable	$13.9
Other current & non-current assets	0.5
Inventory	35.7
Guaranteed purchase obligation asset	9.7
Property, plant, and equipment	18.8
Identifiable intangible assets	3.3
Goodwill	1.0

Total Assets	$82.9

Accounts payable	(5.2)
Guaranteed purchase obligation liability	(9.7)
Capital lease obligations	(1.3)
Other liabilities	(1.1)

Total Liabilities	$(17.3)

Net Assets Acquired	$65.6

Summary of Pro Forma Information

The Company, for this presentation, prorated NITCO pro forma financial information presented in our Registration Statement on Form S-1, filed with the SEC on March 25, 2020.

	6 Months ended June 30, 2019				3 Months ended June 30, 2019
	The Company	NITCO	Flagler	Total	The Company	NITCO	Flagler	Total
Total revenues	$238.2	$45.2	$91.4	$374.8	$135.9	$11.5	$49.6	$197.0
Net (loss) income	$(2.2)	$1.0	$(1.4)	$(2.6)	$0.4	$(0.2)	$(1.5)	$(1.3)